Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 05, 2017
Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2017
Prospectus Date	rr_ProspectusDate	Dec. 05, 2017
Rational Real Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – RATIONAL HEDGED RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return consisting of long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 10 and Appendix A - Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Waivers and Reductions of Up-Front Sales Charge on Class A Shares on page 48.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	246.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or your hold, as applicable) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in long and short call and put options on futures contracts on the Standard & Poor’s 500 Index (“SPX”), and in cash, and cash equivalents (including short term treasury securities).

The Fund seeks to achieve its investment objective in three ways: (1) Premium Collection – the Fund collects premiums on options it sells; (2) Volatility Trading – the Fund may enter into positions designed to hedge or profit from either an increase or a decrease in Index volatility; and (3) Trend Following – the Fund may increase or decrease the balance of puts and calls based on trending market direction; however, in general, the strategy does not depend on a prediction of equity market direction and is designed to produce returns that are not correlated with equity market returns.

The Fund places a strong focus on risk management that is intended to provide consistency of returns and to mitigate the extent of losses. Positions are entered on a continuous basis across different option exercise prices and expiration dates. The foundation of the Fund’s trading methodology is determined by both technical and fundamental analysis on the S&P 500 Index futures. Technical analysis focuses on the statistical analysis of price movements of the SPX and provides the framework for trade decisions. However, the Sub-adviser also uses fundamental analysis of macroeconomic events such Federal Reserve policy statements, disputes between countries, political upheaval, and other geopolitical events to supplement the technical analysis for final trade execution. The Fund employs strict risk management procedures to adjust portfolio exposure as necessitated by changing market conditions, which may lead to higher transaction costs that may affect the Fund’s performance. In the event options on S&P 500 Index futures are unavailable for investment, in order to gain similar market exposure, the Fund may instead invest a significant portion of its assets in CBOE Volatility Index (“VIX”) futures and options, and SPX options. The VIX is measure of the implied volatility of S&P 500 Index options.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the SEC, or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission, generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize primarily options that are “section 1256 contracts.”

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Futures Risk. The Fund’s use of stock index futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

Hedging Risk. Hedging is a strategy in which the Fund uses options or futures to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Index Risk. The options and futures in which the Fund invest will be subject to the risks associated with changes in the index to which they are linked.

Leverage Risk. The use of leverage by the Fund, such as the use of options or futures, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses..

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities, options, and futures in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

New Sub-Advisor Risk. The Sub-Advisor has limited experience managing a mutual fund. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Advisor may not achieve the intended result in managing the Fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option or call option, the Fund will lose money if the value of the stock index futures falls below or rises above the respective option’s strike price. The Fund's losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.

Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

U.S. Agency Securities Risk. The Fund may invest in U.S. government or agency obligations. Securities issued or guaranteed by federal agencies and U.S. government sponsored entities may or may not be backed by the full faith and credit of the U.S. government.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

For more information, please see “Principal Investment Strategies and Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Although Class A and Class C shares would have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be lower than Institutional shares because Class A and Class C shares have higher expenses than Institutional shares. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance for Class C Shares will be included in the Average Annual Total Return Table after the shares class has been in operation for one complete calendar year. Updated performance information is available at no cost by calling 1-800-253-0412.

Performance information for the period prior to December 2, 2017 does not reflect the Fund’s current strategy, and the Fund’s portfolio was not managed by the Fund’s current sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for Class C Shares will be included in the Average Annual Total Return Table after the shares class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-253-0412
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 19.04% (quarter ended September 30, 2010), and the lowest return for a quarter was (35.61)% (quarter ended December 31, 2008). The Fund’s Institutional shares year-to-date return for the period ended September 30, 2017 was 2.16%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended, December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed the benchmark index used to compare the Fund’s performance from the S&P GSCI to the S&P 500 Total Return Index. The Advisor believes that the S&P 500 Total Return Index is the appropriate benchmark index for the Fund’s current strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund has changed the benchmark index used to compare the Fund’s performance from the S&P GSCI to the S&P 500 Total Return Index. The Advisor believes that the S&P 500 Total Return Index is the appropriate benchmark index for the Fund’s current strategy.

The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of hedge funds using a long/short equity investment style.

The After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Rational Real Strategies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Rational Real Strategies Fund | Standard & Poor's Goldman Sachs Commodity Index (S&P GSCI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	(13.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.75%)
Rational Real Strategies Fund | IQ Hedge Long/Short Beta Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Rational Real Strategies Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.86%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,271
Label	rr_AverageAnnualReturnLabel	(with 4.75% sales charge) Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	(3.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Rational Real Strategies Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.61%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,766
Annual Return 2008	rr_AnnualReturn2008	(53.78%)
Annual Return 2009	rr_AnnualReturn2009	32.33%
Annual Return 2010	rr_AnnualReturn2010	25.09%
Annual Return 2011	rr_AnnualReturn2011	(9.64%)
Annual Return 2012	rr_AnnualReturn2012	5.20%
Annual Return 2013	rr_AnnualReturn2013	9.49%
Annual Return 2014	rr_AnnualReturn2014	(15.03%)
Annual Return 2015	rr_AnnualReturn2015	(16.05%)
Annual Return 2016	rr_AnnualReturn2016	7.82%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Rational Real Strategies Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.11%)
Rational Real Strategies Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.30%)
Rational Real Strategies Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HRSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.61%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.36%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,422
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,197
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,422

[1]	In the case of investments of $1 million or more (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within two years of purchase.
[2]	Restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Fund's investment adviser, Rational Advisors, Inc. has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.99%, 2.24% and 2.99% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2019. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the expense limits in effect at the time of such reimbursement and the expense limits in place at the time of the recapture.
[4]	Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.